As filed with the Securities and Exchange Commission on June 19, 2020

Registration No. 002-35439
Investment Company Act File No. 811-01800

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933	[ ]

Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 141	[X]

Registration Statement Under The Investment Company Act Of 1940
Amendment No. 141	[X]

U.S. GLOBAL INVESTORS FUNDS
(Solely with respect to its Holmes Macro Trends Fund series)

Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101

It is proposed that this filing will become effective:

[     ]     immediately upon filing pursuant to Rule 485, paragraph (b)(1)
[ X ]     on July 1, 2020 pursuant to Rule 485, paragraph (b)(1)
[     ]     60 days after filing pursuant to Rule 485, paragraph (a)(1)
[     ]     on                              , pursuant to Rule 485, paragraph (a)(1)
[     ]     75 days after filing pursuant to Rule 485, paragraph (a)(2)
[     ]     on   _____________, pursuant to Rule 485, paragraph (a)(2)
[ X ]     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

U.S. GLOBAL INVESTORS FUNDS
CONTENTS OF REGISTRATION STATEMENT
This registration statement is comprised of the following:

Cover Sheet
Contents of Registration Statement
Part A:  The Prospectus for the Holmes Macro Trends Fund is incorporated herein by reference to Post-Effective Amendment No. 133 to the Registrant’s Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on February 28, 2020, accession number 0001398344-20-004676 (“PEA No. 133”).
Part B:  The Statement of Additional Information for the Holmes Macro Trends Fund is incorporated herein by reference to PEA No. 133.
Part C:  Incorporated herein by reference to PEA No. 133.
Signature Page

Explanatory Note
This Post-Effective Amendment No. 141 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until July 1, 2020, the effectiveness of the registration statement for the Holmes Macro Trends Fund, filed in Post-Effective Amendment No. 133 on February 28, 2020, pursuant to paragraph (a) of Rule 485 of the 1933 Act.  No other series of the Registrant is affected by the filing.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all requirements for effectiveness of this registration statement under Rule 485(b) of the Securities Act and has duly caused this amendment to its registration statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Portland, and State of Maine on 19th day of June, 2020.

U.S. GLOBAL INVESTORS FUNDS

By:	/s/ Jessica Chase
Jessica Chase
President, Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date
/s/ David Tucker*		June 19, 2020
David Tucker	Trustee

/s/ Mark D. Moyer*		June 19, 2020
Mark D. Moyer	Trustee

/s/ Jennifer Brown-Strabley*		June 19, 2020
Jennifer Brown-Strabley	Trustee

/s/ Jessica Chase		June 19, 2020
Jessica Chase	Trustee

*BY:	/s/ Zachary Tackett
Zachary Tackett
Attorney-in-Fact under Power of Attorney Dated
December 9, 2015